Derivative Financial Instruments - Schedule of Items Designated as Hedged Items (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 25,952
Translating foreign operations reserve	7,807
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	34,244
Translating foreign operations reserve	(6,714)
HKD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	9,468
Translating foreign operations reserve	(4,638)
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(19,297)
Translating foreign operations reserve	13,288
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	1,537
Translating foreign operations reserve	¥ 5,871